Property, Plant and Equipment - Mining assets (Narrative) (Details) R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R) basis_point	Jun. 30, 2021 ZAR (R)
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine plans (term)	5 years
Basis Points for a Reasonably Possible Increase In Commodity Price Used In Discounted Cash Flow Models | basis_point		50
Basis Points for a Reasonably Possible Decrease In Commodity Price Used In Discounted Cash Flow Models | basis_point		50
Additions | R	R 7,598	R 6,192	R 5,103
Hidden Valley | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets | R	R 539	R 513
Bottom of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	11.69%	10.20%	9.40%
Top of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	13.15%	13.10%	12.00%